Contigencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023	May 31, 2023	Jul. 21, 2022	Mar. 31, 2019
Disclosure of contingent liabilities [line items]
Payment of tax payable		$ 852	$ 6,979	$ 11,490	$ 734
Gross accrued provision for outstanding tax dispute			$ 1,700	$ 2,300
ZATCA
Disclosure of contingent liabilities [line items]
Zakat liability							$ 15
Payment of additional tax liability	$ 2,300
Additional tax liability							$ 2,300
Additional tax and zakat payable from tax assessment								$ 580
Tax paid arise from tax assessment						$ 580